EXHIBIT 99.4

Client Name:	Flagstar Bank
Client Project Name:	FSMT 2018-4
Start - End Dates:	1/2018 TO 5/2018
Deal Loan Count:	228

Conditions Report 2.0

Loans in Report:	228
Loans with Conditions:	188

44 - Total Active Conditions
7 - Material Conditions
3 - Credit Review Scope
2 - Category: DTI
1 - Category: Income/Employment
4 - Compliance Review Scope
2 - Category: Ability to Repay/Qualified Mortgage
2 - Category: TILA/RESPA Integrated Disclosure
37 - Non-Material Conditions
10 - Credit Review Scope
2 - Category: Credit/Mtg History
5 - Category: Income/Employment
3 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: Appraisal
26 - Compliance Review Scope
7 - Category: Federal Consumer Protection
1 - Category: RESPA
7 - Category: Right of Rescission
1 - Category: State Consumer Protection
10 - Category: TILA/RESPA Integrated Disclosure
447 - Total Satisfied Conditions

97 - Credit Review Scope
7 - Category: Application
12 - Category: Assets
6 - Category: Credit/Mtg History
18 - Category: DTI
9 - Category: Income/Employment
11 - Category: Insurance
20 - Category: Legal Documents
1 - Category: Potential Misrepresentation
1 - Category: Re-Verifications
9 - Category: Terms/Guidelines
3 - Category: Title
80 - Property Valuations Review Scope
63 - Category: Appraisal
13 - Category: FEMA
4 - Category: Property
270 - Compliance Review Scope
29 - Category: Ability to Repay/Qualified Mortgage
1 - Category: APR Tolerance
4 - Category: Compliance Manual
1 - Category: Documentation
1 - Category: Federal Consumer Protection
7 - Category: RESPA
6 - Category: Right of Rescission
1 - Category: State Consumer Protection
220 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions
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